Pension and other post-employment benefits - Schedule of Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan assets
Non-current assets (note 10)	$ 129.4	$ 84.5
Pension benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of year	616.0	647.1
Plan settlements	(1.2)	0.0
Service cost	11.4	13.6
Interest cost	34.5	33.3
Actuarial loss (gain)	19.1	(32.6)
Contributions from retirees	0.0	0.0
Medicare Part D subsidy receipts	0.0	0.0
Benefits paid	(53.5)	(45.3)
Foreign exchange	(0.1)	(0.1)
Projected benefit obligation, end of year	626.2	616.0
Change in plan assets
Fair value of plan assets, beginning of year	620.8	610.2
Actual return on plan assets	78.6	33.4
Employer contributions	20.5	22.6
Plan settlements	(1.1)	(0.1)
Contributions from retirees	0.0	0.0
Medicare Part D subsidy receipts	0.0	0.0
Benefits paid	(53.5)	(45.3)
Fair value of plan assets, end of year	665.3	620.8
Funded status	39.1	4.8
Non-current assets (note 10)	66.1	32.6
Current liabilities	(1.7)	(1.6)
Non-current liabilities	(25.3)	(26.2)
Net amount recognized	39.1	4.8
OPEB
Change in projected benefit obligation
Projected benefit obligation, beginning of year	201.1	209.5
Plan settlements	0.7	0.0
Service cost	2.4	2.9
Interest cost	11.5	11.1
Actuarial loss (gain)	9.3	(11.1)
Contributions from retirees	2.5	2.0
Medicare Part D subsidy receipts	0.4	0.3
Benefits paid	(16.5)	(13.6)
Foreign exchange	0.0	0.0
Projected benefit obligation, end of year	211.4	201.1
Change in plan assets
Fair value of plan assets, beginning of year	201.7	193.8
Actual return on plan assets	31.1	16.4
Employer contributions	4.2	2.8
Plan settlements	0.0	0.0
Contributions from retirees	2.5	2.0
Medicare Part D subsidy receipts	0.4	0.3
Benefits paid	(16.5)	(13.6)
Fair value of plan assets, end of year	223.4	201.7
Funded status	12.0	0.6
Non-current assets (note 10)	63.3	51.9
Current liabilities	(4.0)	(3.9)
Non-current liabilities	(47.3)	(47.4)
Net amount recognized	$ 12.0	$ 0.6